Financial Risk Management Objectives and Policies - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 11,001	$ 4,911
Other payables and accruals	109,183	99,168
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables		5,238
Trade and notes payables	11,001
Other payables and accruals	24,756	85,559
Warrant liability	83,300
Interest-bearing loans and borrowings	17,310
Lease liabilities	2,807	3,563
Financial liabilities	139,174	94,360
Within 1 year | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables		5,238
Trade and notes payables	11,001
Other payables and accruals	24,756	85,559
Warrant liability	83,300
Lease liabilities	1,178	1,464
Financial liabilities	120,235	92,261
Over 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Interest-bearing loans and borrowings	17,310
Lease liabilities	1,629	2,099
Financial liabilities	$ 18,939	$ 2,099